COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
COMMITMENTS AND CONTINGENCIES
Capital expenditure commitment	¥ 963,841	$ 138,447